CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions		Jun. 30, 2021		Dec. 31, 2020		Jun. 30, 2020		Dec. 31, 2019	[3]
Disclosure of classes of share capital [line items]
Cash at banks and on hand		$ 694		$ 694
Short-term deposits with original maturity of less than three months		498		975
Cash and cash equivalents	[1]	1,192		1,669
Less overdrafts		(13)		(8)		$ (3)
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)		$ 1,179	[2]	$ 1,661	[3]	$ 1,228	[2]	$ 1,238

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
[2]	Overdrawn amount was US$13 (2020: US$3)
[3]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.